2. Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property and equipment, gross	$ 1,064,168	$ 959,757
Accumulated depreciation	596,035	378,190
Property and equipment, net	466,772	581,567
Furniture and Fixtures [Member]
Property and equipment, gross	1,060,084	955,673
Useful lives	5 years
Leasehold Improvements [Member]
Property and equipment, gross	$ 4,084	$ 4,084
Useful lives	5 years